Revenue and Segment Reporting (Details) - Schedule of segment revenue and results - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenue	¥ 235,649	¥ 403,689
Reportable segment gross profit	103,361	137,980
General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenue	14,942	146,272
Reportable segment gross profit	4,461	52,883
Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenue	44,205	76,916
Reportable segment gross profit	22,687	25,234
Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenue	130,108	132,167
Reportable segment gross profit	61,140	63,654
Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenue	35,474	48,334
Reportable segment gross profit	15,073	¥ (3,791)
Digital asset mining [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenue	10,920
Reportable segment gross profit	¥ (1,468)